CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 2,588	$ 2,743
Financial assets	2,014	2,575
Accounts and other receivable, net	4,945	4,306
Inventory, net	4,512	3,696
Other assets	1,359	1,173
Current Assets	15,418	14,493
Financial assets	6,536	6,221
Accounts and other receivable, net	693	683
Other assets	488	411
Property, plant and equipment	15,325	13,982
Deferred income tax assets	888	761
Intangible assets	14,806	11,261
Equity accounted investments	1,480	1,690
Goodwill	8,585	5,244
Total assets	64,219	54,746
Current Liabilities
Accounts payable and other	11,850	10,416
Corporate borrowings	0	300
Non-recourse borrowings in subsidiaries of the partnership	2,062	1,417
Current Liabilities	13,912	12,133
Accounts payable and other	7,786	7,516
Corporate borrowings	1,619	310
Non-recourse borrowings in subsidiaries of the partnership	25,395	21,749
Deferred income tax liabilities	2,507	1,701
Total liabilities	51,219	43,409
Equity
Limited partners	2,252	1,928
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	2,026	1,564
Interest of others in operating subsidiaries	8,722	7,845
Total equity	13,000	11,337
Total liabilities and equity	$ 64,219	$ 54,746